Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP® – MFS® Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – MFS® Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – MFS ® Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweights to the financial and utilities sectors and an underweight to the materials sector positively impacted relative performance.
Individual holdings
| Positions in Progressive Corp., an insurance holding company, American Express Co., an integrated payments company and JPMorgan Chase & Co., a diversified financial services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the consumer staples, industrials and communication services sectors detracted from the Fund’s results during the annual period.
Allocations
| An underweight to the communication services sector marginally detracted from relative performance.
Individual holdings
| Positions in Nestlé SA, a nutrition, health and wellness company, Cigna Group, a global health company and ConcoPhillips Co., an energy exploration and production company, were among the top detractors. Not holding retailer Walmart, Inc. also detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	11.71	8.04	8.64
Russell 1000 ® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 990,638,430
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 9,994,730
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 990,638,430
Total number of portfolio holdings	71
Management services fees (represents 0.69% of Fund average net assets)	$ 9,994,730
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp. (The)	3.8%
Cigna Group (The)	2.8%
McKesson Corp.	2.7%
Aon PLC, Class A	2.6%
American Express Co.	2.5%
Marsh & McLennan Companies, Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co. (The)	2.1%
Lowe's Companies, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp. (The)	3.8%
Cigna Group (The)	2.8%
McKesson Corp.	2.7%
Aon PLC, Class A	2.6%
American Express Co.	2.5%
Marsh & McLennan Companies, Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co. (The)	2.1%
Lowe's Companies, Inc.	2.1%

CTIVP® – MFS® Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – MFS® Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – MFS ® Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweights to the financial and utilities sectors and an underweight to the materials sector positively impacted relative performance.
Individual holdings
| Positions in Progressive Corp., an insurance holding company, American Express Co., an integrated payments company and JPMorgan Chase & Co., a diversified financial services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the consumer staples, industrials and communication services sectors detracted from the Fund’s results during the annual period.
Allocations
| An underweight to the communication services sector marginally detracted from relative performance.
Individual holdings
| Positions in Nestlé SA, a nutrition, health and wellness company, Cigna Group, a global health company and ConcoPhillips Co., an energy exploration and production company, were among the top detractors. Not holding retailer Walmart, Inc. also detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	11.44	7.77	8.37
Russell 1000® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 990,638,430
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 9,994,730
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 990,638,430
Total number of portfolio holdings	71
Management services fees (represents 0.69% of Fund average net assets)	$ 9,994,730
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp. (The)	3.8%
Cigna Group (The)	2.8%
McKesson Corp.	2.7%
Aon PLC, Class A	2.6%
American Express Co.	2.5%
Marsh & McLennan Companies, Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co. (The)	2.1%
Lowe's Companies, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp. (The)	3.8%
Cigna Group (The)	2.8%
McKesson Corp.	2.7%
Aon PLC, Class A	2.6%
American Express Co.	2.5%
Marsh & McLennan Companies, Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co. (The)	2.1%
Lowe's Companies, Inc.	2.1%